Investment Strategy	Sep. 01, 2026
Lyrical U.S. Value Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The U.S. Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stock of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e., projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the U.S. Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on a United States (“U.S.”) securities exchange. Lyrical Asset Management LP (the “Adviser”) defines mid-capitalization companies as companies with a total market capitalization of between $5 and $15 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $15 billion at the time of purchase.

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,000 companies traded in the U.S. (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. The screen can trace its origins back to 1996 and has been implemented in its current form since 2001. The screen estimates a fair price for each stock in the universe applying a normalized multiple to an estimate of five year forward normalized earnings, calculated by taking the historical earnings trend line of a company and consensus estimates for future earnings and statistically extrapolating forward five years. The screen is run monthly, and sometimes more often if stock prices are changing rapidly. All data for the screen are downloaded from FactSet. While the screen is subject to various errors and biases, the Advisor believes it is a proven, systematic approach to identifying potential investment ideas.

Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statement analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of research from brokerage firms and independent research firms. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the U.S. Fund’s portfolio businesses where it believes the investment controversy to be temporary, and where the underlying business has sufficient quality and durability to compensate for the investment risks.

Lyrical International Value Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The International Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of common stocks of mid-capitalization and large-capitalization companies with low valuations relative to their long-term normalized earnings (i.e., projected earnings adjusted to smooth out cyclical effects in the economy).

Under normal circumstances, the International Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks traded on non-U.S. international developed market securities exchanges. The Adviser defines mid-capitalization companies as companies with a total market capitalization of between $5 and $15 billion at the time of purchase and large-capitalization companies as companies with a total market capitalization of greater than $15 billion at the time of purchase. Developed markets are those classified as such by Morgan Stanley Capital International (“MSCI”).

The Adviser generates an initial pool of potential undervalued investment candidates from among the top 1,500 companies traded in international developed markets (ranked by capitalization) by using a proprietary screening process that looks at historical earnings and estimated future earnings to estimate a fair price for the stock of a company. The screen can trace its origins back to 1996 and has been implemented in its current form since 2001. The screen estimates a fair price for each stock in the universe applying a normalized multiple to an estimate of five year forward normalized earnings, calculated by taking the historical earnings trend line of a company and consensus estimates for future earnings and statistically extrapolating forward five years. The screen is run monthly, and sometimes more often if stock prices are changing rapidly. All data for the screen are downloaded from FactSet. While the screen is subject to various errors and biases, the Advisor believes it is a proven, systematic approach to identifying potential investment ideas.

Each investment candidate then goes through an extensive fundamental research process that has two objectives. First, the Adviser seeks to develop an in-depth understanding of the company’s business, including, without limitation, drivers of growth and profitability, position relative to competitors and competitive advantages, position and leverage with customers and suppliers, historical and potential business threats and opportunities, and management style, objectives and incentives. This process may include, without limitation, financial statements analysis, study of competitors, customers and suppliers, discussions with company management, review of past earnings calls and investor presentations, and some use of research from brokerage firms and independent research firms. Second, the Adviser seeks to understand why the stock of the investment candidate may be undervalued, to determine if the factors depressing the value of the stock are temporary or permanent. The Adviser seeks to make that determination by applying an in-depth understanding of the business and, as necessary, performing additional analysis specific to each company.

At the conclusion of the research/due diligence process, the Adviser seeks to include in the International Fund’s portfolio businesses where it believes the investment controversy to be temporary, and where the underlying business has sufficient quality and durability to compensate for the investment risks.